UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT RD.

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:





     DONALD T. NETTER     Stamford, CT     May 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $185,787 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      Dolphin Holdings Corp.
     28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADESA INC                      COM              00686U104     2351    85100          DEFINED 2               85100
AEROFLEX INC                   COM              7768104       3681   279900          DEFINED 2              279900
ALCOA INC                      COM              13817101      1898    56000          DEFINED 2               56000
ANGELICA CORP                  COM              34663104      2664    96730          DEFINED 2               96730
APPLEBEES INTL INC             COM              37899101      5682   229300          DEFINED 2              229300
BAIRNCO CORP                   COM              57097107       996    74065          DEFINED 2               74065
CABLEVISION SYSTEMS CORP       COM              12686C109     2227    73200          DEFINED 2               73200
CHAMPPS ENTERTAINMENT INC      COM              158787101      838   146500          DEFINED 2              146500
CLAIRES STORES INC (FL)        COM              179584107     5075   158000          DEFINED 2              158000
CLEAR CHANNEL COMM             COM              184502102    13343   380800          DEFINED 2              380800
CORNELL COS INC                COM              219141108     5211   257700          DEFINED 2              257700
DELTA AND PINE LAND COMPANY    COM              247357106     5661   137398          DEFINED 2              137398
DHB INDUSTRIES INC             COM              2.33E+107     1870   541900          DEFINED 2              541900
DOCCU CORP.                    COM              255911109     2198   219800          DEFINED 2              219800
DUQUESNE LIGHT HLDGS INC       COM              266233105     6994   353400          DEFINED 2              353400
ENERGY PARTNERS LTD            COM              29270U105     2241   123480          DEFINED 2              123480
HARLAND JOHN H CO              COM              412693103    10229   199675          DEFINED 2              199675
HARRAHS ENTERTAINMENT INC      COM              413619107     9226   109250          DEFINED 2              109250
HOUSTON EXPLORATION CO         COM              442120101     9453   175220          DEFINED 2              175220
HYDRIL                         COM              448774109     7540    78350          DEFINED 2               78350
I-MANY INCORPORATED            COM              44973Q103      960   482520          DEFINED 2              482520
INFOUSA INC                    COM              456818301    10290  1069628          DEFINED 2             1069628
INFRASOURCE SERVICES INC       COM              45684P102     1127    36900          DEFINED 2               36900
JOHNSON OUTDOORS INC           CL-A             479167108     3452   185800          DEFINED 2              185800
KATY INDS INC                  COM              486026107      345   156800          DEFINED 2              156800
KEYSPAN CORPORATION            COM              49337W100     5149   125120          DEFINED 2              125120
KINDER MORGAN INC              COM              49455P101     6887    64700          DEFINED 2               64700
LEAR CORPORATION               COM              521865105     8682   237800          DEFINED 2              237800
MASSEY ENERGY CO               COM              576206106      720    30000          DEFINED 2               30000
MTR GAMING GROUP INC           COM              553769100      207    15794          DEFINED 2               15794
PATHMARK STORES INC            COM              70322A101     3046   238000          DEFINED 2              238000
PMA CAPITAL CORP               CL-A             693419202     1077   114699          DEFINED 2              114699
SABRE HOLDINGS                 COM              785905100     5456   166600          DEFINED 2              166600
SERVICEMASTER COMPANY          COM              81760N109     2586   168000          DEFINED 2              168000
SMITH & WOLLENSKY INC          COM              831758107     1382   139776          DEFINED 2              139776
STATION CASINOS INC            COM              857689103     7272    84000          DEFINED 2               84000
STATION CASINOS INC            COM              857689903      354    53600     C    DEFINED 2               53600
SUN TIMES MEDIA GROUP INC      CL-A             86688Q100     1464   295100          DEFINED 2              295100
TALX CORP                      COM              874918105     1401    42300          DEFINED 2               42300
TODCO                          CALL             88889T907       85    14000     C    DEFINED 2               14000
TRIAD HOSPITALS INC            CALL             89579K909      222    61600     C    DEFINED 2               61600
TRIBUNE CO                     COM              896047107     1927    60020          DEFINED 2               60020
TXU CORP                       COM              873168108     6288    98100          DEFINED 2               98100
UNITED SURGICAL PARTNERS       COM              913016309     6022   195450          DEFINED 2              195450
UNIVISION                      COM              914906102     8718   240500          DEFINED 2              240500
WCI COMMUNICATIONS INC         COM              92923C104     1195    56000          DEFINED 2               56000
WHX CORP                       COM              929248508       95    11213          DEFINED 2               11213